Document and Entity Information	Oct. 02, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2019
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2019
Document Effective Date	Oct. 02, 2019
Prospectus Date	Jun. 19, 2019
The Cannabis ETF | The Cannabis ETF
Prospectus:
Trading Symbol	THCX